UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 135.3%
Corporate — 11.8%
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, AMT (a):
Republic Services Inc. Project, Series B, 5.25%, 6/01/23	$2,020	$2,270,238
Waste Management Inc. Project, Series A, 5.13%, 7/01/31	4,000	4,194,160
California Pollution Control Financing Authority, Refunding RB:
Mandatory Put Bonds, Republic Services Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	2,030	2,281,476
San Diego Gas & Electric, Series A, 5.90%, 6/01/14	3,100	3,304,166

		12,050,040

County/City/Special District/School District — 36.6%
City & County of San Francisco, GO, Refunding, Series R-1, 5.00%, 6/15/18	2,500	3,010,575
City of Vista California, COP, Refunding, Community Projects (NPFGC):
5.00%, 5/01/19	1,000	1,102,780
4.75%, 5/01/21	1,115	1,196,562
County of San Bernardino California, Special Tax Bonds, Community Facilities District No. 2002-1:
5.35%, 9/01/17	105	107,143
5.50%, 9/01/18	245	249,851
Fontana Public Finance Authority California, Tax Allocation Bonds, Refunding, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,402,673
Irvine Unified School District California, Refunding, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,847,400
Lathrop Financing Authority, RB, Water Supply Project:
5.80%, 6/01/21	995	998,194
5.85%, 6/01/22	1,040	1,043,078
5.90%, 6/01/23	1,000	1,002,810
Lodi Unified School District, GO, Refunding (AGM), 4.00%, 8/01/18	1,000	1,130,440
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	200	229,816
Los Angeles Unified School District California, GO:
Election of 2004, Series H (AGM), 5.00%, 7/01/18	600	706,116
Series I, 5.00%, 7/01/20	2,000	2,444,020
	Par (000)	Value
Municipal Bonds
California (continued)
County/City/Special District/School District (concluded)
Los Banos Unified School District, GO, Election of 2008 (AGM), 5.00%, 8/01/18	$75	$558,363
Palm Springs Unified School District, GO, Refunding, 5.00%, 8/01/18	2,745	3,312,007
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (b)	4,000	4,131,240
San Marcos Unified School District, GO, CAB (c):
1.37%, 8/01/17	385	362,905
1.69%, 8/01/18	500	457,160
Santa Clara Unified School District, GO, Election of 2004, Series A, 5.00%, 7/01/18	2,190	2,645,104
Stockton East Water District, COP, Refunding, Series B (NPFGC), 5.92%, 4/01/19 (c)	4,590	3,234,252

		37,172,489

Education — 7.8%
California State Public Works Board, Refunding RB, Trustees of the California State University, Series A, 5.00%, 10/01/17	2,415	2,423,815
University of California, Refunding RB:
General, Series AB, 5.00%, 5/15/19	2,500	3,055,050
Series S, 5.00%, 5/15/18	2,000	2,403,320

		7,882,185

Health — 13.4%
ABAG Finance Authority for Nonprofit Corps, RB, San Diego Hospital Association, Series C, 5.38%, 3/01/21	2,100	2,175,873
California Health Facilities Financing Authority, RB:
Scripps Health, Series A, 5.00%, 10/01/18	750	898,508
Sutter Health, Series B, 5.00%, 8/15/19	1,430	1,744,629
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series D, 5.00%, 8/15/18	515	617,531
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services, 5.00%, 5/15/18	300	346,617
California Statewide Communities Development Authority, RB, Kaiser Permanente:
Series A, 5.00%, 4/01/19	2,000	2,413,520

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Health (concluded)
California Statewide Communities Development Authority, RB, Kaiser Permanente (concluded):
Series E-1, 5.00%, 4/01/44 (a)	$4,700	$5,450,402

		13,647,080

Housing — 3.0%
California HFA, RB, Series A (Fannie Mae):
3.20%, 8/01/18	960	1,028,246
3.50%, 2/01/19	1,875	2,024,025

		3,052,271

State — 13.6%
California State Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 4/01/18	1,500	1,766,670
California State Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,027,373
State of California, GO, Refunding:
5.00%, 9/01/18	3,400	4,085,100
5.00%, 11/01/20	30	30,115
Series A, 5.00%, 7/01/18	720	864,295
Various Purpose, 5.25%, 10/01/22	4,000	5,004,560
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,018

		13,788,131

Transportation — 23.4%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	599,440
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 5.94%, 1/15/21 (c)	20,000	12,678,400
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 4.50%, 5/15/19	3,420	4,046,236
Port of Oakland, Refunding RB, Series O, AMT:
5.00%, 5/01/18	2,500	2,941,850
5.00%, 5/01/19	3,000	3,540,870

		23,806,796

Utilities — 25.7%
California State Department of Water Resources, Refunding RB:
Series H, Power Supply, 5.00%, 5/01/22	3,500	4,162,235
Series L, 5.00%, 5/01/19	2,000	2,440,400
Series M, 4.00%, 5/01/18	1,000	1,149,850
Series N, 5.00%, 5/01/19	3,500	4,270,700
	Par (000)	Value
Municipal Bonds
California (concluded)
Utilities (concluded)
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 3.00%, 11/01/18	$2,000	$2,208,160
Contra Costa Water Authority, Refunding RB, California Water Treatment, Series A, 3.00%, 10/01/18	900	994,041
Cucamonga Valley Water District, Refunding RB, Series A (AGM):
4.00%, 9/01/18	325	372,343
3.00%, 9/01/19	375	408,607
4.00%, 9/01/19	325	374,803
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Series A, 3.00%, 10/01/18	3,000	3,314,850
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 7/01/18	600	721,608
Los Angeles Department of Water & Power, Refunding RB, Power System, Series A, 5.00%, 7/01/19	2,500	3,059,250
Metropolitan Water District of Southern California, Refunding RB, Series B, 4.00%, 7/01/18	1,250	1,446,475
Sacramento Municipal Utility District, Refunding RB, Series X, 5.00%, 8/15/18	400	479,680
Southern California Public Power Authority, Refunding RB, Canyon Power, Series A, 4.00%, 7/01/18	685	780,941

		26,183,943

Total Municipal Bonds in California		137,582,935
____________________________________________________________________________________
Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	240	286,075

Puerto Rico — 4.9%
State — 2.7%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series C, 5.75%, 7/01/19 (d)	5	6,371
Series C, 5.75%, 7/01/19	1,000	1,077,100
Series M, 6.00%, 7/01/20	1,000	1,083,240
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax Revenue, Series C, 5.00%, 8/01/22	485	565,830

		2,732,541

Transportation — 1.2%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series Z (AGM):
6.00%, 7/01/18 (d)	535	656,231

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013	2

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico (concluded)
Transportation (concluded)
Puerto Rico Highway & Transportation Authority, Refunding RB, Series Z (AGM) (concluded):
6.00%, 7/01/18	$465	$537,754

		1,193,985

Utilities — 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 7/01/19	1,015	1,032,651

Total Municipal Bonds in Puerto Rico		4,959,177

US Virgin Islands — 0.8%
State — 0.8%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A:
5.25%, 10/01/17	360	379,393
5.25%, 10/01/19	455	478,255

Total Municipal Bonds in US Virgin Islands		857,648

Total Long-Term Investments (Cost – $136,388,431) – 141.3%		143,685,835

	Shares	Value
Short-Term Securities
BIF California Municipal Money Fund, 0.00% (e)(f)	5,707,043	$5,707,043
Total Short-Term Securities (Cost – $5,707,043) – 5.6%		5,707,043
Total Investments (Cost - $142,095,474*) – 146.9%		149,392,878
Other Assets Less Liabilities – 1.3%		1,303,573
Preferred Shares, at Redemption Value – (48.2)%		(49,000,000)
Net Assets Applicable to Common Shares – 100.0%		$101,696,451

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$142,095,474

Gross unrealized appreciation	$7,410,177
Gross unrealized depreciation	(112,773)

Net unrealized appreciation	$7,297,404

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Security is collateralized by Municipal or US Treasury obligations.
(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income

BIF California Municipal Money Fund	6,482,117	(775,074)	5,707,043	$80

(f)	Represents the current yield as of report date.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013	3

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s Investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$143,685,835	—	$143,685,835
Short-Term Securities	$5,707,043	—	—	5,707,043
Total	$5,707,043	$143,685,835	—	$149,392,878

1See above Schedule of Investments for values in each sector or political subdivision.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013	4

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 24, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 24, 2013